RELATED PARTIES	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
RELATED PARTIES
RELATED PARTIES
Pembina enters into transactions with related parties in the normal course of business and on terms equivalent to those that prevail in arm's length transactions, unless otherwise noted. Pembina contracts capacity from its equity accounted investee Alliance, advances funds to support operations and provides services, on a cost recovery basis, to investments in equity accounted investees. A summary of the significant related party transactions are as follows:
Equity Accounted Investees

($ millions)	2019	2018
For the years ended December 31:
Services provided	82	42
Services received	2	—
Interest income	10	6
As at December 31:
Advances to related parties(1)	131	135
Trade receivables and other	17	12

(1)
During the year ended December 31, 2019, Pembina converted $58 million in advances to Canada Kuwait Petrochemical Corporation into equity contributions, and advanced US$31 million (2018: US$31 million) to Ruby Pipeline, L.L.C. and $17 million (2018: nil), net of repayments, to Fort Saskatchewan Ethylene Storage Limited Partnership.

Key Management Personnel and Director Compensation
Key management consists of Pembina's directors and certain key officers.
Compensation
In addition to short-term employee benefits, including salaries, director fees and short-term incentives, Pembina also provides key management personnel with share-based compensation, contributes to post employment pension plans and provides car allowances, parking and business club memberships.
Key management personnel compensation comprised:

For the years ended December 31
($ millions)	2019	2018
Short-term employee benefits	10	10
Share-based compensation and other	13	13
Total compensation of key management	23	23

Transactions
Key management personnel and directors of Pembina control less than one percent of the voting common shares of Pembina (consistent with the prior year). Certain directors and key management personnel also hold Pembina preferred shares. Dividend payments received for the common and preferred shares held are commensurate with other non-related holders of those instruments.
Certain officers are subject to employment agreements in the event of termination without just cause or change of control.
Post-Employment Benefit Plans
Pembina has significant influence over the pension plans for the benefit of their respective employees. No balance payable is outstanding at December 31, 2019 (December 31, 2018: nil).

($ millions)		Transaction Value Year Ended December 31
Post-employment benefit plan	Transaction	2019	2018
Defined benefit plan	Funding	20	19